Note 7 - Options (Tables)	6 Months Ended
May 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
	May 31, 2017			May 31, 2016
		Weighted			Weighted
		average	Weighted		average	Weighted
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value
	#	$	$	#	$	$

Outstanding, beginning of period	5,392,460	3.48	1.88	5,062,007	3.89	2.17
Exercised	(7,000)	2.32	1.20	—	—	-
Expired	(2,155)	67.97	52.48	(4,982)	244.48	162.34
Balance at end of period	5,383,305	3.45	1.86	5,057,025	3.65	2.01

Options exercisable end of period	4,387,455	3.46	1.94	4,084,342	3.69	2.10

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
	Three months ended		Six months ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
	$	$	$	$
Stock-based compensation related to:
Research and development	800,193	15,629	1,602,025	651,404
Selling, general and administrative	21,030	25,120	42,843	49,455
	821,943	40,749	1,644,868	700,859